Stock-Based Compensation Plans (Tables)	6 Months Ended
Jul. 31, 2024
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Cost of revenues	386	304	652	505
Sales and marketing	1,768	1,417	2,980	2,287
Research and development	740	580	1,235	965
General and administrative	2,614	2,150	4,410	3,613
Effect on net income	5,508	4,451	9,277	7,370

Schedule of weighted-average assumptions

	Six Months Ended
	July 31,	July 31,
	2024	2023

Expected dividend yield (%)	—	—
Expected volatility (%)	30.0	30.8
Risk-free rate (%)	3.7	3.2
Expected option life (years)	5	5

Schedule of stock option activity

			Weighted-	Aggregate
	Number of	Weighted-	Average	Intrinsic
	Stock	Average	Remaining	Value
	Options	Exercise	Contractual	(in
	Outstanding	Price	Life (years)	millions)
Balance at January 31, 2024	1,568,551	$52.31	3.9	$54.8
Granted	276,361	$89.64
Exercised	(215,199)	$34.91
Forfeited	(6,892)	$73.84
Balance at July 31, 2024	1,622,821	$60.37	4.2	$69.2

Vested or expected to vest at July 31, 2024	1,622,821	$60.37	4.2	$69.2

Exercisable at July 31, 2024	923,010	$48.78	3.1	$50.0

Schedule of performance share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	PSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2024	988,543	$53.81	4.5	$86.3
Granted	92,873	$110.99
Performance units issued	40,477	$80.99
Exercised	(103,504)	$13.62
Balance at July 31, 2024	1,018,389	$63.77	5.1	$104.9

Vested or expected to vest at July 31, 2024	1,018,389	$63.77	5.1	$104.9

Exercisable at July 31, 2024	732,391	$48.27	3.8	$75.4

Schedule of restricted share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2024	482,094	$40.19	4.8	$42.1
Granted	62,597	$89.64
Exercised	(51,752)	$11.27
Balance at July 31, 2024	492,939	$49.12	5.5	$50.8

Vested or expected to vest at July 31, 2024	492,939	$49.12	5.5	$50.8

Exercisable at July 31, 2024	367,938	$38.29	4.3	$37.9

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2024	11,370	1.8
Granted	8,579
Vested and settled in cash	(3,430)
Forfeited	(7)
Balance at July 31, 2024	16,512	2.1

Non-vested at July 31, 2024	16,512	2.1